Equity-Based Compensation - Fair Value of Awards Vested (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Strategic Performance Units (SPUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units vested (in shares)	98,295	93,551	114,499
Fair Value of Units Vested	$ 7	$ 4	$ 7
Unit-Based Liabilities Paid	$ 4	$ 7	$ 8
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units vested (in shares)	126,681	96,974	147,840
Fair Value of Units Vested	$ 4	$ 3	$ 5
Unit-Based Liabilities Paid	$ 5	$ 5	$ 5